SWK Holdings Corporation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Numerator:
Net income (loss) attributable to SWK Holdings Corporation Shareholders	$620	$(749)	$1,059	$(1,672)

Denominator:
Weighted-average shares outstanding	41,352	41,247	41,340	41,247
Effect of dilutive securities	112	—	84	—

Weighted-average diluted shares	41,464	41,247	41,424	41,247

Basic income (loss) per share	$0.01	$(0.02)	$0.03	$(0.04)
Diluted income (loss) per share	$0.01	$(0.02)	$0.03	$(0.04)

	Year Ended
	December 31,
	2013	2012
Numerator:
Net income (loss) attributable to SWK Holdings Corporation Shareholders	$12,862	$(1,421)

Denominator:
Weighted-average shares outstanding	41,343	41,247
Effect of dilutive securities	97	-

Weighted-average diluted shares	41,440	41,247

Basic income (loss) per share	$0.31	$(0.03)
Diluted income (loss) per share	$0.31	$(0.03)